Note 29 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	2019	2018	2017
Segment operating income (loss)	2,201	(1,315)	(2,027)
Financial income (expense), net	(146)	797	2,643
Foreign Currency exchange (losses) gains, net	136	538	(909)
Income tax (expense) credit	(679)	(358)	(388)
Consolidated net profit (loss)	1,512	(338)	(681)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	Reconciling items (1)	Total consolidated
2019
Sales of goods	8,311	21,800	-	30,111
Sales of RPPs & leases	4,162	1,585	-	5,747
Sales of spare parts and services	1,618	7,383	-	9,001
Total sales	14,092	30,768	-	44,859
External other revenues	52	-	-	52
Total revenues	14,144	30,768		44,912
Total COS	(6,152)	(17,757)	-	(23,909)
Gross profit	7,991	13,011	-	21,002
R&D expenses	(1,962)	(1,766)	-	(3,728)
Selling and marketing expenses	(4,402)	(6,448)	-	(10,850)
G&A expenses	(1,168)	(1,758)	(1,297)	(4,224)
Total expenses	(7,533)	(9,972)	(1,297)	(18,802)
Operating income (loss) from operations	459	3,039	(1,297)	2,201
Total Assets	16,665	32,392	4,012	53,068
Capital expenditures	915	617	-	1,532
Long-lived assets	4,096	6,875	-	10,971
Goodwill	645	1,767	-	2,412
	HIFU Division	UDS Division	Reconciling Items (1)	Total consolidated
2018
Sales of goods	5,494	19,576	-	25,070
Sales of RPPs & leases	3,750	1,336	-	5,086
Sales of spare parts and services	1,780	7,227	-	9,007
Total sales	11,025	28,139	-	39,163
External other revenues	19	-	-	19
Total revenues	11,044	28,139		39,183
Total COS	(5,312)	(16,954)	-	(22,266)
Gross profit	5,732	11,185	-	16,917
R&D expenses	(2,394)	(1,694)	-	(4,088)
Selling and marketing expenses	(4,628)	(5,923)	-	(10,551)
G&A expenses	(1,036)	(1,311)	(1,246)	(3,593)
Total expenses	(8,057)	(8,928)	(1,246)	(18,232)
Operating income (loss) from operations	(2,325)	2,257	(1,246)	(1,315)
Total Assets	13,648	29,849	5,243	48,740
Capital expenditures	1,154	775	-	1,928
Long-lived assets	2,855	5,158	-	8,013
Goodwill	645	1,767	-	2,412
	HIFU Division	UDS Division	Reconciling items (1)	Total consolidated
2017
Sales of goods	4,232	18,348	-	22,580
Sales of RPPs & leases	3,800	1,295	-	5,095
Sales of spare parts and services	1,445	6,566	-	8,011
Total sales	9,477	26,209	-	35,686
External other revenues	36	24	-	60
Total revenues	9,513	26,233		35,746
Total COS	(4,732)	(16,207)	-	(20,938)
Gross profit	4,782	10,026	-	14,808
R&D expenses	(2,469)	(1,413)	-	(3,881)
Selling and marketing expenses	(4,004)	(5,521)	-	(9,526)
G&A expenses	(1,009)	(1,057)	(1,362)	(3,428)
Total expenses	(7,482)	(7,991)	(1,362)	(16,835)
Operating income (loss) from operations	(2,701)	2,035	(1,362)	(2,027)
Total Assets	11,333	27,803	7,761	46,897
Capital expenditures	1,190	928	-	2,118
Long-lived assets	2,804	4,278	-	7,082
Goodwill	645	1,767	-	2,412